Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss per Share
Note 21 – Loss per Share

Weighted average number of ordinary shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Issued and paid-in share capital as at January 1	79,866,264	19,870,337	-
Weighted average of the number of ordinary shares of MeaTech 3D Ltd. issued during the year	36,088,237	40,241,860	-
Weighted average of the number of ordinary shares used to calculate basic earnings per share	115,954,501	60,112,197	19,484,478

In prior periods, the weighted average number of the ordinary shares of MeaTech (now known as MeaTech MT Ltd.) was multiplied by the exchange ratio according to which ordinary shares of MeaTech 3D Ltd. were issued in return for ordinary shares of MeaTech in the 2020 reverse acquisition.

At December 31, 2021, 41,902,044 options, warrants and RSUs (in 2020 and 2019, 45,768,424 and 9,839 options respectively) were excluded from the diluted weighted average number of ordinary shares calculation, as their effect would have been anti-dilutive.